Goodwill - Summary of changes in the carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill
Beginning Balance	¥ 15,874,220		¥ 15,864,655
Addition			9,565
Ending Balance	15,874,220	$ 2,275,482	15,874,220	¥ 15,864,655
Goodwill, Impairment Loss	¥ 0		¥ 0	¥ 0